Share Based Compensation (Details 1) - USD ($) $ / shares in Units, $ in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Converted under Assumed Options:
Number of options, Granted
Stock Options [Member]
Converted under Assumed Options:
Number of options, Outstanding, Beginning	2,695,194
Number of options, Granted	180,000
Number of options, Forfeited	(49,804)
Number of options, Outstanding, Ending	2,825,390
Number of options, Vested and expected to vest	2,825,390
Weighted average exercise price, Outstanding, Beginning	$ 5.08
Weighted average exercise price, Granted	5.30
Weighted average exercise price, Forfeited	6.58
Weighted average exercise price, Outstanding, Ending	5.38
Weighted average exercise price, Vested and expected to vest	$ 5.38
Weighted average remaining contractual term (Years), Outstanding, Beginning	6 years 11 months 26 days
Weighted average remaining contractual term (Years), Outstanding, Ending	6 years 5 months 5 days
Weighted average remaining contractual term (Years), Vested and expected to vest	6 years 5 months 5 days
Aggregate intrinsic value, Outstanding, Beginning	$ 6,561
Aggregate intrinsic value, Outstanding, Ending	6,860
Aggregate intrinsic value, Vested and expected to vest	$ 6,860